COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9: COMMITMENTS AND CONTINGENCIES
The Company is subject to various claims, pending and possible legal actions for product liability and other damages, and other matters arising out of the conduct of the business. The Company believes, based on current knowledge and consultation with counsel, that the outcome of such claims and actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations.
As of March 31, 2021, the Company had obligations to purchase $35 million of raw materials through 2026; however, it is unable to make reasonably reliable estimates of the timing of such payments.

NOTE 9: COMMITMENTS AND CONTINGENCIES
The Company is subject to various claims, pending and possible legal actions for product liability and other damages, and other matters arising out of the conduct of the business. The Company believes, based on current knowledge and consultation with counsel, that the outcome of such claims and actions will not have a material adverse effect on the Company’s consolidated and combined financial position or results of operations.
As of December 31, 2020, the Company had obligations to purchase $29.6 million of raw materials through 2025; however, it is unable to make reasonably reliable estimates of the timing of such payments. In addition, the Company has commitments under purchase obligations related to market data research, technology services and capital projects totaling $1.9 million.